Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of revenue [Abstract]
Disclosure of revenue

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2023	2022	2022
US Dollar million	Unaudited	Unaudited	Audited

Gold income	2,144	2,090	4,388
Spot market sales	2,053	2,090	4,388
Concentrate sales (1)	91	—	—
By-products	42	65	113
Revenue from product sales	2,186	2,155	4,501

(1) Sales of gold concentrate are recorded at the time of shipment, net of refining and treatment charges, which is also when control of ownership passes to the customer. Sales prices are provisionally set on a specified future date after shipment, based on market prices. Revenue is recorded using forward market gold prices on the expected date that the final sales will be determined. Changes in the fair value as a result of changes in forward gold prices are classified as provisional price adjustments and included as a component of revenue. There have been no material provisional price adjustments for the six months ended 30 June 2023.